INVESTMENT IN UNCONSOLIDATED SUBSIDIARY	12 Months Ended
Dec. 31, 2015
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY
8.	INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

The Company has a 57.4% limited partnership interest in Fly-Z/C LP. Summit Aviation Partners LLC ("Summit") has a 10.2% interest in the joint venture and the limited partners appointed a subsidiary of BBAM Limited Partnership ("BBAM LP") as the general partner of the joint venture. For the years ended December 31, 2015, 2014 and 2013, the Company recognized $1.2 million, $3.6 million and $1.5 million, respectively, in equity earnings from its investment in Fly-Z/C LP. During the year ended December 31, 2015, the Company contributed $2.0 million into Fly-Z/C LP and received no distributions. The Company received distributions totaling $6.6 million during the year ended December 31, 2014. The Company did not receive any distributions during the year ended December 31, 2013.